SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Certain accounts and balances in the 2011 and 2012 consolidated financial statements and the related notes have been retrospectively adjusted to reflect the effect of discontinued operations as described in Note 4.

Principles of consolidation

Principles of consolidation

The consolidated financial statements of the Company include the financial statements of Renren Inc., its subsidiaries, its VIEs and VIEs’ subsidiaries.  All inter-company transactions and balances are eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the reported amounts of revenues and expenses in the financial statements and accompanying notes.  Significant accounting estimates reflected in the Company’s consolidated financial statements include, but are not limited to, revenue recognition, allowance for doubtful accounts receivables, share-based compensation, deferred tax valuation allowance, income taxes, impairment of goodwill and indefinite-lived intangible assets, purchase price allocation relating to business combination, fair value of derivative financial instruments and impairment of long-term and short-term investments.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents consist of cash on hand and term deposits which are highly liquid with a maturity of three months or less.
Term deposits

Term deposits

Term deposits are classified as held-to-maturity investments and carried at amortized cost.  The term deposits mature within one year and are subject to penalty for early redemption before their maturity.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•                                          Level 1-inputs are based upon unadjusted quoted prices for identical assets or liabilities traded in active markets.

•                                          Level 2-inputs are based upon quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•                                          Level 3-inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.  The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

Investments

Investments

(1)                                 Short-term investments

The Company’s short-term investments comprise marketable securities which are classified as available-for-sale and held-to-maturity and derivative financial instruments that are regarded as assets.  The available-for-sale investments are reported at fair values with the unrealized gains or losses recorded as accumulated other comprehensive income in equity.  Short-term investments with contractual maturity dates less than one year are classified as held-to-maturity measured at amortized costs when the Company has the positive intent and ability to hold the securities to maturity. The Company’s derivative financial instruments that are treated as assets are measured at fair value. The changes in fair value of those derivative instruments are recognized as gain or loss if such derivative instruments are not qualified for hedge accounting.

The Company reviews its available-for-sale short-term investments for other-than-temporary impairment (“OTTI”) based on the specific identification method.  The Company considers available quantitative and qualitative evidence in evaluating the potential impairment of its short-term investments.  If the cost of an investment exceeds the investment’s fair value, the Company considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Company’s intent and ability to hold the investment.  The Company separates the amount of the OTTI into the amount that is credit related (credit loss component) and the amount due to all other factors. The credit loss component is recognized in earnings, which represents the difference between a security’s amortized cost basis and the discounted present value of expected future cash flows.  The amount due to other factors is recognized in the consolidated statements of comprehensive income (loss) if the entity neither intends to sell and will not more likely than not be required to sell the security before recovery.  The difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income.

(2)                                 Long-term investments

Equity method investments

Investment in an entity where the Company can exercise significant influence, but not control, is accounted for using the equity method.  Under the equity method, the investment is initially recorded at cost and adjusted for the Company’s share of undistributed earnings or losses of the investee.  Investment losses are recognized until the investment is fully written down as the Company does not guarantee the investee’s obligations nor it is committed to provide additional funding.

When the Company’s carrying value in an equity method affiliated company is reduced to zero, no further losses are recorded in the Company’s consolidated financial statements unless the Company guaranteed obligations of the affiliated company or has committed additional funding.  When the affiliated company subsequently reports income, the Company will not record its share of such income until it exceeds the amount of its share of losses not previously recognized.

The management regularly evaluates the impairment of the equity investment based on performance and the financial position of the investee as well as other evidence of market value.  Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financings, projected and historical financial performance, cash flow forecasts and financing needs.  An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Cost method investments

For investments in an investee over which the Company does not have significant influence, the Company carries the investment at cost and recognizes income as any dividends declared from distribution of investee’s earnings.  The Company reviews the cost method investments for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.  An impairment loss is recognized in earnings equal to the difference between the investment’s cost and its fair value at the balance sheet date of the reporting period for which the assessment is made.  The fair value of the investment would then become the new cost basis of the investment.

Held-to-Maturityinvestment

Held-to-maturity investment includes debt securities that the Company purchased from Sofi Lending Corp., which will mature on July 3, 2032 and has a fixed annual interest rate of 4%.  The Company has the positive intent and ability to hold the securities to maturity.  The Company’s held-to-maturity investment is classified as long-term investments on the consolidated balance sheets based on their contractual maturity dates and are stated at their amortized costs.

Accounts and notes receivables and allowance for doubtful accounts

Accounts and notes receivables and allowance for doubtful accounts

Accounts receivable represents those receivables derived in the ordinary course of business.  Notes receivables are bank accepted drafts related to trade receivables of advertising revenue with a maturity less than six months.  An allowance for doubtful accounts is provided based on aging analyses of accounts receivable balances, historical bad debt rates, repayment patterns and customer credit worthiness.  No allowance is recorded for notes receivables as such balance are secured by the acceptance of the bank.

Property and equipment, net

Property and equipment, net

Property and equipment, net is carried at cost less accumulated depreciation.  Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Building	46 years
Furniture and vehicles	5 years
Computer equipment and application software	2-3 years
Leasehold improvements	Over the lesser of the lease term or useful life of the assets

Intangible assets, net

Intangible assets, net

Intangible assets, other than goodwill, resulting from the acquisitions of entities accounted for using the acquisition method of accounting are estimated by management based on the fair value of assets acquired.  Identifiable intangible assets with definite lives are carried at cost less accumulated amortization.  Amortization of definite-lived intangible assets is computed using the straight-line method or accelerated method over the following estimated average useful lives, which are as follows:

Domain names, trademarks and online licenses	Indefinite lives
Operating platform and technology	3-8 years
Non-compete agreements	4 years
Game license	0.5-5 years
Login user	0.5-1 year
Technology, user generated content and relationship with broadcasters	6 years
Customer relationship	4 years
Registered user list	3 years
Video content copyright and web game cooperation agreement	2 years

Intangible assets with indefinite lives

Intangible assetswith indefinite lives

If an intangible asset is determined to have an indefinite life, it should not be amortized until its useful life is determined to be no longer indefinite.  An intangible asset that is not subject to amortization is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the asset might be impaired.  Such impairment test consists of the fair values of assets and their carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values.  The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies.  Significant assumptions are inherent in this process, including estimates of discount rates.  Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets.  For the years ended December 31, 2011, 2012 and 2013, the Company recorded impairment loss for indefinite-lived intangible assets from continuing operations of $314, $nil and $nil, respectively and from discontinued operations of $1,905, $nil and $nil, respectively.

Impairment of long-lived assets and intangible assets with definite lives

Impairment of long-lived assets and intangible assets with definite lives

Long-lived assets, such as property and equipment and definite-lived intangible assets are stated at cost less accumulated depreciation or amortization.  Depreciation and amortization is computed principally by the straight-line method and accelerated method.

The Company evaluates the recoverability of long-lived assets, including identifiable intangible assets, with determinable useful lives whenever events or changes in circumstances indicate that an intangible asset’s carrying amount may not be recoverable.  The Company measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it.  Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated.  Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value.  Fair value is estimated based on various valuation techniques, including the discounted value of estimated future undiscounted cash flows.  The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated.  These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. The Company recorded $nil, $nil, and $208 impairment charges of intangible assets with definite life for the years ended December 31, 2011, 2012 and 2013, respectively.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations.

Goodwill is not amortized, but tested for impairment upon first adoption and annually, or more frequently if event and circumstances indicate that they might be impaired.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit.  The fair value of each reporting unit is estimated using a discounted cash flow methodology.  This analysis requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, and assumptions that are consistent with the plans and estimates being used to manage the Company’s business, estimation of the long-term rate of growth for the Company’s business, estimation of the useful life over which cash flows will occur, and determination of the Company’s weighted average cost of capital.  The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions.  Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

The Company performs a two-step goodwill impairment test.  The first step compares the fair values of each reporting unit to its carrying amount, including goodwill.  If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered impaired and the second step will not be required.  If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill.  The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit.  The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill.  This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities.  An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.  In estimating the fair value of each reporting unit the Company estimates the future cash flows of each reporting unit, the Company has taken into consideration the overall and industry economic conditions and trends, market risk of the Company and historical information.

Business combination

Business combination

Business combinations are recorded using the acquisition method of accounting.  The assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date.  Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired.  Previously, any noncontrolling interest was reflected at historical cost.  Acquisition costs are expensed when incurred.

Common forms of the consideration made in acquisitions include cash and common equity instruments.  Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition.  For shares issued in a business combination, the Company used the fair value its common shares as of the date of acquisition.

Where the consideration in an acquisition includes contingent consideration, the contingent consideration is recognized and measured at its fair value at the acquisition date, and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings.

Revenue recognition

Revenue recognition

The Company recognizes revenues when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable, and collectability is reasonably assured.

Online advertising revenues

The Company provides advertisement placement services in its SNS platforms and online games.  The Company primarily enters into pay-for-time contracts, under which the Company bills its customers based on the period of time to display the advertisements in the specific formats on specific web pages.  The Company also enters into pay-for-volume arrangements, under which it bills its customers on the traffic volume basis, e.g. pay-per-click or pay-per-impression.

For pay-for-time contracts, revenue is recognized ratably over the period the advertising is displayed.

For pay-for-volume contracts, revenue is recognized based on traffic volume tracked and the pre-agreed unit price.

Contractual billings in excess of recognized revenue and payments received in advance of revenue recognition are recorded as deferred revenues.

The Company principally enters into advertising placement contracts with advertisers’ advertising agents and the Company offers volume rebates to certain advertisers’ advertising agents.  The Company recognizes estimated rebates as the reduction of revenues based on a systematic and rational allocation of the cost of honoring rebates earned and claimed to each of the underlying revenue transactions that results in progress by the customer toward earning the rebate or refund.  Estimation of the total rebate is based on the estimates of the sales volume to be reached based on the historic experience of the Company.  If amounts of future rebates cannot be reasonably estimated, a liability will be recognized for the maximum potential amount of the rebates.

Online game revenues

The Company generates revenues from the provision of online game, primarily web-based online game services.  The online games can be accessed and played by end users free of charge but the end users may choose to purchase in-game merchandise or premium features to enhance their game playing experience using virtual currencies.  The end users can purchase virtual currencies by making direct online payments or purchasing prepaid cards (“PP-Cards”).  The Company uses on-line payment services operated by independent service providers and pays a fee for such services.  Net proceeds received from these service providers after deduction of service fees are recorded as deferred revenues.  The Company sells PP-Cards through distributors at a discount to the face value of the PP-Card.  As the Company does not have control over and generally does not know the ultimate selling price of the PP-Cards sold by the distributors, net proceeds received from distributors after deduction of sales discounts are recorded as deferred revenues.

End users consume virtual currencies by purchasing in-game merchandise or premium features online.  The Company calculates the monetary value of each unit of virtual currency consumed using a moving weighted average method by dividing the total cumulative unrecognized deferred revenues by total unconsumed virtual currencies monthly in advance.

The Company categorizes in-game merchandise or premium features as either consumptive or permanent.  For the consumptive in-game merchandise or premium features, revenues are recognized when the in-game merchandise or premium features are first used by the end users.  For the permanent in-game merchandise or premium features, revenues are recognized ratably over the estimated average playing period of paying players for each applicable game, which represents the Company’s best estimate of the estimated average life of permanent in-game merchandise or premium features.

In estimating the average playing period of paying players for each applicable game, the Company considers the charging data, which are affected by various factors such as acceptance and popularity of the game, the game updates and other in-game items, promotional events launched, future operating strategies and market conditions.  Given the short operating history of the Company’s online games, the estimated average playing period of paying players for each applicable game may not accurately reflect the actual lives of the permanent in-game merchandise or premium features in that game.  The Company reviews, at least annually, the average playing period of paying players for all applicable games to determine whether the estimated lives for permanent in-game merchandise or premium features remain reasonable.  Based on the Company’s latest review, such estimated lives remain reasonable and have not changed significantly over time.  The Company may revise its estimates as it continues to collect operating data, and refine its estimation process and results accordingly.  All paying players’ data in an applicable game collected since the launch date of such game are used to perform the relevant assessment for that applicable game.

If there is insufficient player data to determine the average playing period of paying players for an applicable game, such as in the case of a newly launched game, the Company estimates the average playing period of paying players based on other similar games the Company or third parties operate, taking into account of the game profile, the target audience and the appeal to paying players of different demographics, until sufficient data is collected, which is normally up to 12 months after launch.

The amount associated with unused virtual currencies, which are without contractual expiration term, is carried as deferred revenues indefinitely as the Company was not able to reasonably estimate the amount of virtual currency which will be ultimately given up by the users due to the short operating history of the Company.

The Company also entered into revenue sharing agreements with various third-party game developers, under which the Company provides links of online games developed by those third-party game developers on the Company’s platforms while the third-party game developers operate the games, including providing game software, hardware, technical support and customer services.  All of the web games developed by third-party game developers can be accessed and played by game players on the Company’s platforms without downloading separate software.  The Company views the game developers to be its customers and considers its responsibility under such agreements to be that of distribution and payment collection for such games.  The Company primarily collects payments from game players in connection with the sale of in-game currencies and remits the agreed-upon percentages of the proceeds to the game developers with the residual portion of such proceeds being deferred for revenue recognition until the estimated consumption date (the estimated date by which in-game currencies are consumed within the games for purchase of in-game merchandise or premium features), which is typically within a short period of time after the purchase of the in-game currencies.  Purchase of in-game currencies is not refundable unless there is unused in-game currency at the time a game is discontinued.  Typically, a game will only be discontinued when the monthly revenue generated by a game becomes insignificant.

Online talent show revenue (“Woxiu”)

“Woxiu,” which translates into “a show of your own” in Chinese, is a virtual stage the Company offers at the platform of 56.com where grassroots musicians and performers can live-stream their performances and share with viewers.  Fans of the performing user can chat along with the performer and other live audience and purchase consumable virtual items to show support to the performers.

All “Woxiu” live video shows are available free of charge and fans can purchase virtual items or features on the platform with virtual currencies called “56 beans” to support their favorite performers.  The number of 56 beans consumed is kept track of by our operation system and will be deducted from users’ accounts automatically when the 56 beans are deemed as consumed.  Revenue is recognized monthly based on the number of 56 beans consumed.  We pay the performers approximately 40% of the amount of 56 beans consumed, or up to 55% if they enter into an exclusive service contract with us.  We recognize the total revenue on a gross basis, and the commission paid to the performers is recorded as cost of revenues. Similar to online game, The Company calculates the amount of revenues recognized for each unit of virtual currency consumed using moving weighted average method by dividing the total cumulative unrecognized deferred revenues by total unconsumed virtual currency.

Renren open platform program

The Company’s open social networking platforms also allow its users to access for-purchase applications developed by third parties on its platform.  The Company is normally entitled to certain percentage of the payments received pursuant to the agreements entered with the third-party providers.  The Company recognizes this revenue on a net basis when cash is received from the end customer and remits to remaining payments to the third party provider.

Social commerce services

Between June 2010 and October 2013, the Company began to engage in social commerce services through nuomi.com.  Third-party merchants agree to provide Nuomi users discounted prices when pre-agreed amount of Nuomi users sign up for a deal consisting of particular products, services or events provided by the merchants.  The Company recognizes revenue for the difference of the amounts it collects from Nuomi users and the amount the Company pays to the third-party merchants.  The revenues are recognized when all following criteria are met: (i) the number of participating users reaches the minimum requirement of the merchants; (ii) the participating users have made their payments to the Company; (iii) the Company have released the electronic coupons for the agreed discounted prices to the participating users; and (iv) the electronic coupons have been consumed by the participating users.  The payments received for unused coupons are initially recognized as other accounts payables and part of such balance is recognized as revenues when the above criteria have been met.

The third party merchants are responsible and liable for the quality of the products or services provided.  The Company holds the right to claim reimbursements from the third party merchants or deduct from the amounts payable to them.

In October 2013, the Company deconsolidated Nuomi due to Nuomi’s issuance of new shares to Baidu Holdings Limited (“Baidu”) in accordance with a share subscription agreement between the Company, Nuomi and Baidu, resulting in the Company’s lost in controlling financial interest in Nuomi.  Therefore, the Company no longer provides social commerce services after October 2013, see Note 4.

Business taxes

Business taxes

The Company’s PRC subsidiaries and VIEs are subject to business taxes at the rate of 3.36% for wireless value added services (“WVAS”) revenue, 5.6% for games revenue and 8.6% for advertising revenue before a pilot value-added tax (“VAT”) reform program was officially launched on January 1, 2012 (“Pilot Program”) by the Chinese State Council.  Businesses in the Pilot Program would pay VAT instead of business tax.  The Company reports revenue net of business taxes.  Business taxes deducted in arriving net revenue during 2011, 2012 and 2013 were $9,468, $5,685 and $2,663, respectively.

Value added taxes

Value added taxes

On January 1, 2012, the Chinese State Council officially launched a pilot value-added tax (“VAT”) reform program (“Pilot Program”), applicable to businesses in selected industries.  Businesses in the Pilot Program would pay VAT instead of business tax.  The Pilot Program initially applied only to transportation industry and “modern service industries” (“Pilot Industries”) in Shanghai and subsequently was expanded to ten other provinces and municipalities between August and December 2012. Since September 1, 2012, certain revenue generated from providing services which were previously subject to business tax became subject to VAT and related surcharges by various Chinese local tax authorities at rates ranging from 6.72% to 6.78%.  VAT is also reported as a deduction to revenue when incurred and amounted to $8,980, and $8,874 for the years ended December 31, 2012 and 2013, respectively.  Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities.  Net VAT balance between input VAT and output VAT is recorded in the line item of accrued expense and other payables on the face of consolidated balance sheet.

Income taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements.  Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized.  The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority.  An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.  Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.  The Company did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2011, 2012 and 2013, respectively.

Financial instruments

Financial instruments

Financial instruments include cash and cash equivalents, term deposits, accounts and notes receivable, amounts due from related parties, short-term investments, derivative financial instruments, long-term investments, accounts payable and amounts due to related parties. The fair value of cash and cash equivalents, term deposits, amounts due from related parties, accounts payables and amounts due to related parties approximate their carrying amounts reported in the consolidated balance sheets due to the short-term maturity of these instruments.

The derivative financial instruments and short-term investments are carried at fair value.

The cost and equity method investments are carried at carrying value and held-to-maturity investments are carried at amortized cost. It is not practical to estimate the fair value of such investments because of the lack of quoted market price and the inability to estimate fair value without incurring excessive costs.

Research and development expenses

Research and development expenses

Research and development expenses are primarily incurred for development of new services, features and products for the Company’s SNS, online games and 56.com as well as further improve the Company’s technology infrastructure to support these businesses. The Company has expensed all research and development costs when incurred.

Foreign currency translation

Foreign currency translation

The functional and reporting currency of the Company is United States dollar (“US dollar”).  The financial records of the Company’s subsidiaries and VIEs located in the PRC, Japan, Taiwan and Korea are maintained in their local currencies, Renminbi (“RMB”), Japanese Yen (“JPY”), New Taiwan dollar (“TWD”) and Korea Won (“KRW”), respectively, which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date.  Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred.  Transaction gains and losses are recognized in the statements of operations.

The Company’s entities with functional currency of RMB, TWD, KRW and JPY, translate their operating results and financial positions into US dollar, the Company’s reporting currency.  Assets and liabilities are translated using the exchange rates in effect on the balance sheet date.  Equity amounts are translated at historical exchange rates.  Revenues, expenses, gains and losses are translated using the average rates for the year.  Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component in the statements of comprehensive income (loss).

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) includes net income or loss, unrealized gain (loss) on short-term investment and foreign currency translation adjustments and is reported in the consolidated statements of comprehensive income (loss).

Noncontrolling interest

Noncontrolling interest

Noncontrolling interests are separately presented as a component of equity in the consolidated financial statements.  For noncontrolling interests related to the Company’s VIEs, because the Company is able to receive substantially all economic benefits and absorb the losses of such VIEs, no profit or loss is allocated to the noncontrolling interest of the VIEs.  Accordingly, no amounts related to the VIEs were recognized for the years ended December 31, 2011, 2012 and 2013.

Share-based compensation

Share-based compensation

Share-based payment transactions with employees, such as share options are measured based on the grant date fair value of the equity instrument.  The Company recognizes the compensation costs net of estimated forfeitures using the straight-line method, over the requisite service period of the award, which is generally the vesting period of the award.  The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates.  Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

Share awards issued to non-employees are measured at fair value at the earlier of the commitment date or the date the service is completed and recognized over the period the service is provided.

A change in any of the terms or conditions of share options shall be accounted for as a modification of the plan.  Therefore, the Company calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date.  For vested options, the Company would recognize incremental compensation cost in the period of the modification occurred and for unvested options, the Company would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Earnings per share

Earnings per share

Basic earnings (loss) per ordinary share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per ordinary share reflect the potential dilution that could occur if securities were exercised or converted into ordinary shares.  The Company had stock options, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted income per share, the effect of share options is computed using the treasury stock method. Potential ordinary shares in the diluted net loss per share computation are excluded in periods of loses from continuing operations as their effect would be anti-diluted.

Accounting pronouncements newly adopted

Accounting pronouncements newly adopted

In December 2011, the FASB has issued an authoritative pronouncement related to disclosures about offsetting assets and liabilities.  The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.  The adoption of this guidance did not have a significant effect on the Company’s consolidated financial statements.

In February 2013, the FASB has issued an authoritative pronouncement related to Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, to improve the transparency of reporting these reclassifications.  Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period.  Those gains and losses are later reclassified out of accumulated other comprehensive income into net income.  The amendments in this pronouncement do not change the current requirements for reporting net income or other comprehensive income in financial statements.  The amendments apply to all public and private companies that report items of other comprehensive income.  Public companies are required to comply with these amendments for all reporting periods (interim and annual).  The amendments are effective for reporting periods beginning after December 15, 2012, for public companies.  Early adoption is permitted.  The adoption of this guidance did not have a significant effect on the Company’s consolidated financial statements.

Foreign currency risk

Foreign currency risk

The RMB is not a freely convertible currency.  The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies.  The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market.  Cash and cash equivalents of the Company included aggregate amounts of $30,166 and $122,838 at December 31, 2012 and 2013, respectively, which were denominated in RMB.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash, cash equivalents, term deposits, short term investment, accounts receivable and amounts due from related parties.  The Company places their cash, cash equivalents, term deposits and short term investment, with financial institutions with high-credit ratings and quality.  The Company conducts credit evaluations of customers in online advertising and generally do not require collateral or other security from their customers.

There was no customer who accounted for 10% or more of total net revenue for the years ended December 31, 2011, 2012 and 2013.

Clients accounting for 10% or more of accounts receivables are as follows:

	As of December 31,
	2012		2013
	Amount	%	Amount	%

Client A	2,184	12.1	1,070	6.7
Client B	602	3.3	1,855	11.6